10. Loans (Details - Narrative) (March 2021) - USD ($)		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		12 Months Ended
	Jan. 08, 2021	Mar. 10, 2021	Mar. 02, 2021	Mar. 31, 2021	Mar. 31, 2020	May 04, 2020	Apr. 24, 2020	Jun. 05, 2020	Jun. 04, 2020	Dec. 31, 2020	Dec. 31, 2019
Proceeds from loans				$ 267,297	$ 0					$ 396,860	$ 0
Interest expense incurred from loans amount				$ 7,565	$ 0					$ 4,746
AVX Design & Integration [Member] | PPP Loan [Member]
Proceeds from loans		$ 108,750
Interest rate		0.98%
Term		5 years
AVX Design & Integration [Member] | PPP Loan [Member] | JPMorgan Chase Bank [Member]
Proceeds from loans							$ 107,460
Interest rate							0.98%
Term							2 years
AVX Design & Integration [Member] | SBA Loan [Member] | JPMorgan Chase Bank [Member]
Proceeds from loans								$ 56,800
Interest rate								3.75%
Term								30 years
Perfecular [Member] | PPP Loan [Member] | Bank of America [Member]
Proceeds from loans						$ 151,500
Interest rate						1.00%
Term						2 years
Perfecular [Member] | PPP Loan [Member] | Wells Fargo Bank [Member]
Proceeds from loans			$ 158,547
Interest rate			1.00%
Term			2 years
Perfecular [Member] | SBA Loan [Member] | Wells Fargo Bank [Member]
Proceeds from loans									$ 81,100
Interest rate									3.75%
Term									30 years
Focus [Member] | Bank Loan [Member] | East West Bank [Member]
Proceeds from loans	$ 1,500,000
Interest rate	0.25%
Periodic payment	$ 1,357,178
Due date	Jan. 22, 2026